July 2, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: Invesco Senior Loan Fund CIK 0000853180 1933 Act Registration No. 333-121061 1940 Act Registration No. 811-05845
Ladies and Gentlemen:
Invesco Senior Loan Fund filed via EDGAR on June 25, 2021 an electronically signed copy of Post-Effective Amendment No. 23 to the Registration Statement on Form N-2 (the “Registration Statement”) complete with exhibits thereto. The Registration Statement and exhibits were filed pursuant to Rule 486(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the “1933 Act Rules”), as amended, and under the Investment Company Act of 1940, as amended.
In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (212) 652-4208 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards
Assistant General Counsel